Fixed assets - Other intangible assets - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Net book value of other intangible assets in the opening balance	€ 14,940	€ 15,135
Acquisitions of other intangible assets	2,678	2,842	€ 2,935
Impact of changes in the scope of consolidation	35	(888)	31
Disposals	(5)	(4)	(4)
Depreciation and amortization	(2,418)	(2,363)	(2,309)
Impairment	(33)	(40)	(24)
Translation adjustment	(245)	92	(176)
Reclassifications and other items	(7)	165	(55)
Net book value of other intangible assets in the closing balance	€ 14,946	€ 14,940	€ 15,135